Tax charge - Reconciliation of effective tax rate (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of effective tax rate
Adjusted IFRS operating profit (loss) based on longer-term investment returns		£ 4,827	£ 4,699	£ 4,256
Non-operating profit (loss)		(1,192)	(1,403)	(1,981)
Profit (loss) before tax, attributable to shareholders	[1]	£ 3,635	£ 3,296	£ 2,275
Expected tax rate, attributable to shareholders (as a percent)		21.00%	24.00%	24.00%
Tax at the expected rate, attributable to shareholders		£ 774	£ 789	£ 557
Tax at the expected rate, attributable to shareholders, percentage impact on ETR		21.30%	23.90%	24.40%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates		£ (59)	£ (91)	£ (67)
Income not taxable or taxable at concessionary rates, percentage impact on ETR		(1.60%)	(2.80%)	(2.90%)
Deductions not allowable for tax purposes		£ 67	£ 55	£ 60
Deductions not allowable for tax purposes, percentage impact on ETR		1.80%	1.70%	2.60%
Items related to taxation of life insurance businesses		£ (98)	£ (332)	£ (180)
Items related to taxation of life insurance businesses, percentage impact on ETR		(2.70%)	(10.10%)	(7.90%)
Deferred tax adjustments		£ (39)	£ 22	£ (23)
Deferred tax adjustments, percentage impact on ETR		(1.10%)	0.70%	(1.00%)
Effect of results of joint ventures and associates		£ (64)	£ (55)	£ (46)
Effect of results of joint ventures and associates, percentage impact on ETR		(1.80%)	(1.70%)	(2.00%)
Irrecoverable withholding taxes		£ 47	£ 54	£ 36
Irrecoverable withholding taxes, percentage impact on ETR		1.30%	1.60%	1.60%
Other		£ 3	£ (5)	£ (4)
Other, percentage impact on ETR		0.10%	(0.10%)	(0.10%)
Total effects of recurring tax reconciliation items		£ (143)	£ (352)	£ (224)
Total tax rate, Effects of recurring tax reconciliation items		(4.00%)	(10.70%)	(9.70%)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years		£ (14)	£ (24)	£ (82)
Adjustments to tax charge in relation to prior years, percentage impact on ETR		(0.40%)	(0.70%)	(3.60%)
Movements in provisions for open tax matters		£ 5	£ 44	£ 51
Movements in provisions for open tax matters, percentage impact on ETR		0.20%	1.30%	2.20%
Impact of US tax reform			£ 445
Impact of US tax reform, percentage impact on ETR			13.50%
Adjustments in relation to business disposals/Write-down of Korea life business			£ 4	£ 58
Adjustments in relation to business disposals/Write-down of Korea life business, percentage impact on ETR			0.10%	2.50%
Impact of changes in local statutory tax rates				£ (6)
Impact of changes in local statutory tax rates, percentage impact on ETR				(0.20%)
Total effects of non-recurring tax reconciliation items		£ (9)	£ 469	£ 21
Total tax rate, Effects of non-recurring tax reconciliation items		(0.20%)	14.20%	0.90%
Total actual tax charge (credit), attributable to shareholders		£ 622	£ 906	£ 354
Total actual tax charge (credit), attributable to shareholders, percentage impact on ETR		17.10%	27.40%	15.60%
Analysed into:
Tax on adjusted IFRS operating profit based on longer-term investment returns		£ 792	£ 971	£ 894
Tax on non-operating profit		£ (170)	£ (65)	£ (540)
Actual tax rate:
Adjusted IFRS operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)		16.00%	21.00%	21.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)		16.00%	20.00%	22.00%
Total profit attributable to shareholders (as a percent)		17.00%	27.00%	16.00%
Statutory transfer from unallocated surplus, percentage of actuarially determined surplus attributable to shareholders		10.00%
Net of tax profit attributable to with-profits policyholders		£ 0	£ 0	£ 0
Hong Kong
Actual tax rate:
Percentage of net insurance premium used to calculate income tax charge		5.00%
Operating segments
Reconciliation of effective tax rate
Adjusted IFRS operating profit (loss) based on longer-term investment returns		£ 5,717	5,577	4,945
Profit (loss) before tax, attributable to shareholders		4,536	4,154	3,168
Unallocated to a segment (central or other operations)
Reconciliation of effective tax rate
Adjusted IFRS operating profit (loss) based on longer-term investment returns		(890)	(878)	(689)
Non-operating profit (loss)		(11)	20	(204)
Profit (loss) before tax, attributable to shareholders		£ (901)	£ (858)	£ (893)
Expected tax rate, attributable to shareholders (as a percent)		19.00%	19.00%	20.00%
Tax at the expected rate, attributable to shareholders		£ (171)	£ (163)	£ (179)
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates		(2)	(14)	(5)
Deductions not allowable for tax purposes		10	10	22
Deferred tax adjustments		(30)	(5)	(14)
Effect of results of joint ventures and associates		2
Irrecoverable withholding taxes		47	54	36
Other		3	(1)	(7)
Total effects of recurring tax reconciliation items		30	44	32
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years		14	(3)	5
Movements in provisions for open tax matters		1		31
Total effects of non-recurring tax reconciliation items		15	(3)	36
Total actual tax charge (credit), attributable to shareholders		(126)	(122)	(111)
Analysed into:
Tax on adjusted IFRS operating profit based on longer-term investment returns		(130)	(121)	(88)
Tax on non-operating profit		£ 4	£ (1)	£ (23)
Actual tax rate:
Adjusted IFRS operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)		15.00%	14.00%	13.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)		16.00%	13.00%	18.00%
Total profit attributable to shareholders (as a percent)		14.00%	14.00%	12.00%
Excluding held for sale business
Actual tax rate:
Adjusted IFRS operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)				24.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)				21.00%
Total profit attributable to shareholders (as a percent)				14.00%
Asia | Operating segments
Reconciliation of effective tax rate
Adjusted IFRS operating profit (loss) based on longer-term investment returns		£ 2,164	£ 1,975	£ 1,644
Non-operating profit (loss)		(527)	53	(460)
Profit (loss) before tax, attributable to shareholders		£ 1,637	£ 2,028	£ 1,184
Expected tax rate, attributable to shareholders (as a percent)		22.00%	21.00%	22.00%
Tax at the expected rate, attributable to shareholders		£ 360	£ 426	£ 260
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates		(34)	(64)	(31)
Deductions not allowable for tax purposes		39	26	20
Items related to taxation of life insurance businesses		(13)	(92)	(20)
Deferred tax adjustments		(11)	11	(11)
Effect of results of joint ventures and associates		(63)	(52)	(44)
Other		(3)	(10)	3
Total effects of recurring tax reconciliation items		(85)	(181)	(83)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years			(3)	1
Movements in provisions for open tax matters		2	19	20
Adjustments in relation to business disposals/Write-down of Korea life business			(8)	58
Total effects of non-recurring tax reconciliation items		2	8	79
Total actual tax charge (credit), attributable to shareholders		277	253	256
Analysed into:
Tax on adjusted IFRS operating profit based on longer-term investment returns		308	276	271
Tax on non-operating profit		£ (31)	£ (23)	£ (15)
Actual tax rate:
Adjusted IFRS operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)		14.00%	14.00%	16.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)		14.00%	13.00%	15.00%
Total profit attributable to shareholders (as a percent)		17.00%	12.00%	22.00%
Asia | Excluding held for sale business
Actual tax rate:
Adjusted IFRS operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)				22.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)				16.00%
Total profit attributable to shareholders (as a percent)				18.00%
US | Operating segments
Reconciliation of effective tax rate
Adjusted IFRS operating profit (loss) based on longer-term investment returns		£ 1,919	£ 2,224	£ 2,048
Non-operating profit (loss)		(180)	(1,462)	(1,523)
Profit (loss) before tax, attributable to shareholders		£ 1,739	£ 762	£ 525
Expected tax rate, attributable to shareholders (as a percent)		21.00%	35.00%	35.00%
Tax at the expected rate, attributable to shareholders		£ 365	£ 267	£ 184
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates		(17)	(11)	(18)
Deductions not allowable for tax purposes		3	6	8
Items related to taxation of life insurance businesses		(83)	(238)	(159)
Deferred tax adjustments			17
Total effects of recurring tax reconciliation items		(97)	(226)	(169)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years		(17)	(15)	(81)
Movements in provisions for open tax matters		4	25
Impact of US tax reform			445
Adjustments in relation to business disposals/Write-down of Korea life business			12
Total effects of non-recurring tax reconciliation items		(13)	467	(81)
Total actual tax charge (credit), attributable to shareholders		255	508	(66)
Analysed into:
Tax on adjusted IFRS operating profit based on longer-term investment returns		301	548	467
Tax on non-operating profit		£ (46)	£ (40)	£ (533)
Actual tax rate:
Adjusted IFRS operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)		16.00%	25.00%	23.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)		16.00%	24.00%	27.00%
Total profit attributable to shareholders (as a percent)		15.00%	67.00%	(13.00%)
Impact of US tax reform
Tax rate (as a percent)		21.00%	35.00%
Deferred tax charge on remeasurement of net deferred tax assets, attributable to shareholders' returns			£ 445
Benefit reflected through reserves in other comprehensive income			134
UK and Europe | Operating segments
Reconciliation of effective tax rate
Adjusted IFRS operating profit (loss) based on longer-term investment returns		£ 1,634	1,378	£ 1,253
Non-operating profit (loss)		(474)	(14)	206
Profit (loss) before tax, attributable to shareholders		£ 1,160	£ 1,364	£ 1,459
Expected tax rate, attributable to shareholders (as a percent)		19.00%	19.00%	20.00%
Tax at the expected rate, attributable to shareholders		£ 220	£ 259	£ 292
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates		(6)	(2)	(13)
Deductions not allowable for tax purposes		15	13	10
Items related to taxation of life insurance businesses		(2)	(2)	(1)
Deferred tax adjustments		2	(1)	2
Effect of results of joint ventures and associates		(3)	(3)	(2)
Other		3	6
Total effects of recurring tax reconciliation items		9	11	(4)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years		(11)	(3)	(7)
Movements in provisions for open tax matters		(2)
Impact of changes in local statutory tax rates				(6)
Total effects of non-recurring tax reconciliation items		(13)	(3)	(13)
Total actual tax charge (credit), attributable to shareholders		216	267	275
Analysed into:
Tax on adjusted IFRS operating profit based on longer-term investment returns		313	268	244
Tax on non-operating profit		£ (97)	£ (1)	£ 31
Actual tax rate:
Adjusted IFRS operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)		19.00%	19.00%	19.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)		20.00%	20.00%	21.00%
Total profit attributable to shareholders (as a percent)		19.00%	20.00%	19.00%

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.